Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

(14) Subsequent Events

The Company evaluated subsequent events through September 3, 2026, the date the unaudited interim condensed consolidated financial statements were furnished. On June 12, 2026, holders representing 95.39% of the Company’s total voting power and 100% of the Class B ordinary shares approved: increasing Class B voting rights from 20 to 100 votes per share; increasing authorized share capital from US$2,000,000 to US$90,000,000; reducing par value from US$0.001 to US$0.00001 with the resulting amount credited to share premium; adopting the Third Amended and Restated Memorandum and Articles of Association; and authorizing the Board, for two years, to effect up to five share consolidations at ratios of up to 1-for-1,500. As a result, the voting power of Shangzhao (Cizar) Hong increased from 91.25% to 98.11%. On June 16, 2026, the Board approved a 1-for-15 Share Consolidation, effective post-market on July 6, 2026; the Class A ordinary shares began split-adjusted trading on the Nasdaq Capital Market on July 7, 2026 under “CGTL” and new CUSIP G2563P110. Each 15 issued and unissued Class A and Class B ordinary shares were consolidated into one share of the corresponding class, the par value of each ordinary share became US$0.00015, and the consolidation resulted in 4,255 additional Class A ordinary shares. Proportional adjustments were made to outstanding warrants, stock options and convertible instruments. All share and per-share information presented herein has been retroactively adjusted for the Share Consolidation.

(15) Subsequent Events

The Company assessed events from September 30, 2025 through January 30, 2026, when these consolidated financial statements were originally available to be issued. After their original issuance, on June 12, 2026, holders representing approximately 95.39% of total voting power and 100% of the Class B ordinary shares approved the capital and voting changes described in Note 10 and authorized the Board, for two years, to effect up to five share consolidations at ratios of up to 1-for-1,500. Shangzhao (Cizar) Hong’s voting power consequently increased from approximately 91.25% to 98.11%. On June 16, 2026, the Board approved a 1-for-15 Share Consolidation, effective post-market on July 6, 2026; split-adjusted Nasdaq trading began July 7, 2026 under “CGTL” and new CUSIP G2563P110. Each 15 issued and unissued Class A and Class B ordinary shares were consolidated into one share of the corresponding class, the par value of each ordinary share became US$0.00015, and the consolidation resulted in 4,255 additional Class A ordinary shares. All share and per-share amounts presented herein have been retroactively adjusted for the Share Consolidation.